Dividends	12 Months Ended
Aug. 31, 2022
Disclosure Of Dividends [Abstract]
Dividends
20.	DIVIDENDS
Common share dividends
The holders of Class A Shares and Class B Shares are entitled to receive such dividends as the Board of Directors determines to declare on a share-for-share
basis, as and when any such dividends are declared or paid. The holders of Class B Shares are entitled to receive during each dividend period, in priority to the payment of dividends on the Class A Shares, an additional dividend amount of $0.0025 per share per annum. This additional dividend amount is subject to proportionate adjustment in the event of future consolidations or subdivisions of shares and in the event of any issue of shares by way of stock dividend. After payment or setting aside for payment of the additional non-cumulative
dividends on the Class B Shares, holders of Class A Shares and Class B Shares participate equally, share for share, as to all subsequent dividends declared.
Preferred share dividends
Holders of the Series A Shares were entitled to receive, as and when declared by the Company’s Board of Directors, a cumulative quarterly fixed dividend yielding 4.50% annually for the initial period ending June 30, 2016. Commencing
June 30, 2016, the dividend rate was reset to 2.791% for the five year period ending June 30, 2021. Thereafter, the dividend rate was to be reset every five years at a rate equal to the then current
5-year
Government of Canada bond yield plus 2.00%. Holders of Series A Shares had the right, at their option, to convert their shares into Series B Shares, subject to certain conditions, on June 30, 2016 and on June 30 every five years thereafter. As noted in note 17, the Company redeemed all of the Series A Shares on June 30, 2021.
On June 30, 2016, 1,987,607 Series A Shares were converted into an equal number of Series B Shares. The Series B Shares also represented a series of Class 2 preferred shares and holders were entitled to receive cumulative quarterly dividends, as and when declared by the Company’s Board of Directors, at a rate set quarterly equal to the then current three-month Government of Canada Treasury Bill yield plus 2.00%. The floating quarterly dividend rate for the Series B Shares were set as follows:

Period	Annual Dividend Rate

June 30, 2020 to September 29, 2020	2.255%

September 30, 2020 to December 30, 2020	2.149%

December 31, 2020 to March 30, 2021	2.109%

March 31, 2021 to June 29, 2021	2.073%

As noted in note 17, the Company redeemed all of the Series B Shares on June 30, 2021 and accordingly, the final dividends on the Preferred Shares were paid by Shaw on the Redemption Date.
Dividend reinvestment plan
The Company has a DRIP that allows holders of Class A Shares and Class B Shares who are residents of Canada and, effective December 16, 2016, the United States, to automatically reinvest monthly cash dividends to acquire additional Class B Shares. For the two-month
period ended October 30, 2019, Class B Shares distributed under the Company’s DRIP were new shares issued from treasury at a 2% discount from the 5 day weighted average market price immediately preceding the applicable dividend payment date.
On October 25, 2019, in accordance with the terms of its DRIP, the Company announced that in lieu of issuing shares from treasury, it will satisfy its share delivery obligations under the DRIP by purchasing Class B Shares on the open market. In addition, the Company reduced its discount from 2% to 0% for the Class B Shares delivered under the DRIP. These changes to the DRIP applied to the dividends payable on November 28, 2019 to shareholders of record on November 15, 2019 and all other dividends payable thereafter.

Dividends declared
The dividends per share recognized as distributions to common shareholders for dividends declared during the year ended August 31, 2022 and 2021 are as follows:

2022		2021
Class A Voting Share	Class B Share	Class A Voting Share	Class B Share

1.2810	1.2838	1.1825	1.1850

The dividends per share recognized as distributions to preferred shareholders for dividends declared during the year ended August 31, 2022 and 2021 are as follows:

2022		2021
Series A Share	Series B Share	Series A Share	Series B Share

–	–	0.5233	0.3957

The Company declared thirteen months of dividends in fiscal 2022, with dividends on common shares declared up to and including December 2022 as at August 31, 2022.